OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 6 – OTHER RECEIVABLES

	As of December 31,
Current Other receivables	2023	2022
Prepaid expenses	9,402	17,056
Guarantee of financial operations	—	7,520
Income tax credits	10,222	22,826
Other tax credits	5,771	6,898
Companies under section 33 - Law No. 19,550 and related parties (Note 27.b)	216	1,064
DFI (Note 22)	1,549	365
Indemnification assets	45	215
Guarantee deposits (Note 28.b)	2,417	—
Call option (Note 3.f.1)	4,033	3,056
Other	12,360	4,174
Allowance for other receivables	(1,754)	(2,333)
	44,261	60,841

Non-current other receivables
Prepaid expenses	2,025	2,814
DFI (Note 22)	437	627
Other tax credits	55	29
Guarantee deposits (Note 28.b)	4,772	—
Other	2,118	1,728
	9,407	5,198
Total Other receivables, net	53,668	66,039

Movements in the allowance for current other receivables are as follows:

	Years ended December 31,
	2023	2022
At the beginning of the year	(2,333)	(2,236)
Increases	(1,027)	(1,206)
RECPAM and currency translation adjustments	1,606	1,109
At the end of the year	(1,754)	(2,333)